RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

SCHEDULE OF DUE FROM RELATED PARTIES

Due from related parties consist of mainly rent receivables with the balance as of the following:

	As of December 31,	As of June 30,
	2021	2021

Linsun	$57,233	$32,118
Dogness Network	4,064	410
Total	$61,297	$32,528

SCHEDULE OF DUE TO RELATED PARTIES

As of December 31, 2021 and June 30, 2021, due to related parties consist of the following:

	As of December 31,	As of June 30,
	2021	2021

Mr. Silong Chen	$1,273,741	$2,001,940
Total	$1,273,741	$2,001,940

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the six months ended December 31,
Name	2021	2020

Dogness Technology	$347,253	$-
Dogness Network	978,364	548,351
Total	$1,325,617	$548,351

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES

Accounts receivable from a related party consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Accounts receivable - related party:
Dogness Network	$784,677	$515,193
Dogness Technology	172,719	-
Total	$957,396	$515,193

SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES

Accounts payables to related parties consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Accounts payable - related parties:
Linsun	$1,270,300	$350,199
Total	$1,270,300	$350,199